                        VAN KAMPEN EMERGING GROWTH FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EMG SPT 3/02
                                                                      16 116 216
                                                                        65014SPT

                        VAN KAMPEN EMERGING GROWTH FUND

                        SUPPLEMENT DATED MARCH 28, 2002
                        TO THE CLASS D SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  EMG SPT D 3/02
                                                                             516